Contingent Liabilities and Financial Commitments - Closed Litigation Matters Explanatory (Details)	12 Months Ended
Dec. 31, 2020
Vuse Litigation (Whatcom County) | United States
Disclosure Of Current Status Of Litigation Cases [Line Items]
Matter	Vuse Litigation (Whatcom County)
Jurisdiction	USA
Companies named as Defendants	Reynolds American, RJR Vapor, the Company, Lorillard LLC and LOEC Inc.
Description	Public Nuisance
Disposition	Voluntary dismissal by plaintiff
Cyprus Competition Investigation | Cyprus
Disclosure Of Current Status Of Litigation Cases [Line Items]
Matter	Cyprus competition investigation
Jurisdiction	Cyprus
Companies named as Defendants	B.A.T. (Cyprus) Ltd
Description	Investigation
Disposition	Investigation ended without liability to B.A.T. (Cyprus) Ltd